Related Party Transactions - Additional Information (Detail) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Related Party Transaction [Line Items]
Repayment of related party debt	$ 1,538
Aggregated related party transactions			$ 200	$ 300
Related party transaction, Interest, Accrual term	quarterly		quarterly
Due to related parties	$ 1,122		$ 1,615	1,472
Related Party Loans [Member]
Related Party Transaction [Line Items]
Related party transaction, Rate	2.50%		2.50%
Accrued interest, Related Party	$ 30	$ 30	$ 40	$ 33
Accrued Transaction Costs Relating To The Business Combination [Member]
Related Party Transaction [Line Items]
Due to related parties	1,100
KORE TM Data Brasil Processamento de Dados Ltda [Member] | Lease And Professional Services Agreement [Member] | General and Administrative Expense [Member]
Related Party Transaction [Line Items]
Aggregated related party transactions	200	$ 200
Interfusion B V andT FoneB V [Member]
Related Party Transaction [Line Items]
Repayment of related party debt	1,600
Interfusion B V andT FoneB V [Member] | Related Party Loans [Member]
Related Party Transaction [Line Items]
Repayment of related party debt	$ 1,600